Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
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Estimated Useful Lives of Property, Plant and Equipment

The estimated useful lives for the current and comparative periods are as follows:

Buildings	3-50 years
Structures	4-50 years
Machinery and equipment	4-25 years
Vehicles	3-20 years
Tools	3-10 years
Furniture and fixtures	3-20 years
Lease assets	3-30 years
Bearer plants	20 years

Estimated Useful Lives of Intangible Assets

Amortization of intangible assets except for goodwill is calculated on a straight-line basis over the estimated useful lives of intangible assets from the date that they are available for use. The residual value of intangible assets is zero. However, as there are no foreseeable limits to the periods over which club memberships are expected to be available for use, this intangible asset is determined as having an indefinite useful life and not amortized.

Intellectual property rights	4-25 years
Development costs	3-5 years
Port facilities usage rights	4-75 years
Other intangible assets	2-15 years

Summary of New Standards and Interpretations Not Yet Adopted

The Company will apply IFRS No. 9 “Financial Instruments” and IFRS No. 15 “Revenue from Contracts with Customers” for the year beginning on January 1, 2018. The Company has completed an analysis of the financial impacts resulting from adoption of new standards and the estimated effect on equity in the consolidated financial statements at the date of initial application based on available information which are summarized as follows.

	December 31, 2017		IFRS No. 9	IFRS No. 15	Date of initial application (January 1, 2018)
	(in millions of Won)
Reserves	￦	(682,556)	(401,344)	—	(1,083,900)
Retained earnings		42,974,658	368,612	(71,066)	43,272,204
Non-controlling interests		3,666,334	(19,545)	(59,060)	3,587,729

	￦	45,958,436	(52,277)	(130,126)	45,776,033